UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2010

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 70.4% (53.8% of Total Investments)
	Capital Markets – 6.0%
137,200	Ameriprise Financial, Inc.	7.750%		A	$ 3,637,172
123,400	BNY Capital Trust V, Series F	5.950%		A1	3,096,106
554,676	Credit Suisse	7.900%		A3	14,360,562
241,721	Deutsche Bank Capital Funding Trust II	6.550%		BBB+	5,528,159
48,000	Deutsche Bank Contingent Capital Trust III	7.600%		BBB+	1,192,320
37,900	Goldman Sachs Group Inc., Series GSC–3 (PPLUS)	6.000%		A3	801,964
43,900	Morgan Stanley Capital Trust IV	6.250%		BBB	972,385
	Total Capital Markets				29,588,668
	Commercial Banks – 9.1%
11,200	ASBC Capital I	7.625%		Baa3	246,176
307,038	Banco Santander Finance, 144A	10.500%		A-	8,673,824
84,500	Banesto Holdings, Series A, 144A	10.500%		Ba1	2,183,801
2,100	Barclays Bank PLC	6.625%		A-	47,670
118,500	BB&T Capital Trust VI	9.600%		A3	3,400,950
30,800	BB&T Capital Trust VII	8.100%		A3	820,512
116,800	CoBank ACB, 144A	7.000%		N/R	4,642,800
48,600	CoBank ACB	11.000%		A	2,584,913
46,000	CoBank ACB	0.000%		A	2,403,500
1,500	First Union Institutional Capital II (CORTS)	8.200%		A-	39,570
5,800	Goldman Sachs Group Inc., Series 2003–06 (SATURNS)	6.000%		Aa3	129,630
4,500	Goldman Sachs Group Inc., Series GSG–2 (PPLUS)	5.750%		A1	96,300
13,800	HSBC Holdings PLC	6.200%		A-	314,916
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		Baa3	1,843,069
275,041	National City Capital Trust II	6.625%		BBB	6,540,475
19,400	National City Capital Trust II	6.625%		BBB	451,826
200,000	PFCI Capital Corporation	7.750%		BBB+	4,937,500
20,400	Wachovia Capital Trust IX	6.375%		A-	466,344
60,000	Wells Fargo Capital Trust IX	5.625%		A-	1,309,200
140,000	Wells Fargo Capital Trust XII	7.875%		A-	3,658,200
	Total Commercial Banks				44,791,176
	Diversified Financial Services – 3.4%
36,200	ING Groep N.V.	7.375%		Ba1	794,952
625,276	ING Groep N.V.	7.200%		Ba1	13,656,028
35,100	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	875,745
62,465	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	1,512,278
	Total Diversified Financial Services				16,839,003
	Diversified Telecommunication Services – 0.5%
13,300	BellSouth Capital Funding (CORTS)	7.120%		A	333,748
79,135	BellSouth Corporation (CORTS)	7.000%		A	2,015,473
7,594	Verizon Communications, Series 2004–1 (SATURNS)	6.125%		A	187,952
	Total Diversified Telecommunication Services				2,537,173
	Electric Utilities – 2.5%
59,305	Entergy Louisiana LLC	7.600%		A-	1,487,962
44,916	Entergy Louisiana LLC	6.000%		A-	1,108,527
181,800	Entergy Texas Inc.	7.875%		BBB+	5,081,310
47,425	FPL Group Capital Inc.	6.600%		A3	1,230,205
38,300	Georgia Power Company	6.000%		A	965,926
100	Georgia Power Company	5.900%		A	2,497
89,700	PPL Energy Supply LLC	7.000%		BBB	2,307,981
	Total Electric Utilities				12,184,408
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%		BBB-	2,282,248
	Insurance – 21.1%
795,723	Aegon N.V.	6.375%		BBB	16,185,006
277,700	Allianz SE	8.375%		A+	7,185,488
2,200	Arch Capital Group Limited, Series B	7.875%		BBB-	56,210
492,912	Arch Capital Group Limited	8.000%		BBB-	12,726,988
209,800	Delphi Financial Group, Inc.	8.000%		BBB	5,328,920
229,800	Delphi Financial Group, Inc.	7.376%		BB+	4,821,204
621,204	EverestRe Capital Trust II	6.200%		Baa1	13,573,307
210,720	Markel Corporation	7.500%		BBB	5,573,544
276,599	PartnerRe Limited, Series C	6.750%		BBB+	6,876,251
46,939	PartnerRe Limited, Series D	6.500%		BBB+	1,124,658
40,600	PLC Capital Trust III	7.500%		BBB	984,550
386,042	PLC Capital Trust IV	7.250%		BBB	9,400,123
4,200	PLC Capital Trust V	6.125%		BBB	86,520
166,360	Prudential PLC	6.750%		A-	4,032,566
64,600	RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,604,664
34,500	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	738,300
235,502	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	5,491,907
317,100	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	7,784,805
	Total Insurance				103,575,011
	IT Services – 0.1%
23,200	Vertex Industries Inc. (PPLUS)	7.625%		A	599,952
	Media – 8.0%
16,000	CBS Corporation	7.250%		BBB-	393,760
131,141	CBS Corporation	6.750%		BBB-	3,126,401
618,684	Comcast Corporation	7.000%		BBB+	15,714,574
47,000	Comcast Corporation	6.625%		BBB+	1,156,200
747,738	Viacom Inc.	6.850%		BBB	18,671,018
	Total Media				39,061,953
	Multi–Utilities – 3.6%
245,000	Dominion Resources Inc.	8.375%		BBB	6,806,100
10,000	Scana Corporation	7.700%		BBB-	273,900
396,642	Xcel Energy Inc.	7.600%		Baa2	10,677,603
	Total Multi–Utilities				17,757,603
	Oil, Gas & Consumable Fuels – 2.4%
477,470	Nexen Inc.	7.350%		BB+	11,922,426
	Pharmaceuticals – 0.1%
19,600	Bristol–Myers Squibb Company (CORTS)	6.250%		A+	488,824
900	Bristol–Myers Squibb Company Trust (CORTS)	6.800%		A+	22,887
	Total Pharmaceuticals				511,711
	Real Estate/Mortgage – 13.1%
153,147	Developers Diversified Realty Corporation, Series H	7.375%		Ba1	3,430,493
80,607	Duke Realty Corporation, Series L	6.600%		Baa3	1,745,948
31,000	Duke Realty Corporation, Series N	7.250%		Baa3	730,670
501,339	HRPT Properties Trust, Series B	8.750%		Baa3	12,708,944
18,500	Kimco Realty Corporation, Series F	6.650%		Baa2	417,545
549,787	Kimco Realty Corporation, Series G	7.750%		Baa2	13,893,117
92,378	Prologis Trust, Series G	6.750%		Baa3	2,030,468
11,800	Public Storage, Inc., Series E	6.750%		Baa1	284,026
3,300	Public Storage, Inc., Series F	6.450%		Baa1	76,560
800	Public Storage, Inc., Series H	6.950%		Baa1	19,528
10,000	Public Storage, Inc., Series M	6.625%		Baa1	243,700
2,000	Public Storage, Inc., Series W	6.500%		Baa1	46,500
107,100	Public Storage, Inc., Series Y	6.850%		Baa1	2,613,915
53,600	Realty Income Corporation	7.375%		Baa2	1,376,448
105,700	Realty Income Corporation, Series E	6.750%		Baa2	2,618,189
10,155	Regency Centers Corporation	7.250%		BBB-	241,080
432,734	Vornado Realty LP	7.875%		BBB	10,891,915
165,282	Wachovia Preferred Funding Corporation	7.250%		A-	3,839,501
34,365	Weingarten Realty Trust	8.100%		BBB	763,933
100	Weingarten Realty Trust, Series E	6.950%		Baa3	2,323
299,102	Weingarten Realty Trust, Series F	6.500%		Baa3	6,460,602
	Total Real Estate/Mortgage				64,435,405
	Wireless Telecommunication Services – 0.0%
2,100	United States Cellular Corporation	7.500%		Baa2	52,541
	Total $25 Par (or similar) Preferred Securities (cost $349,576,080)				346,139,278

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 2.0% (1.5% of Total Investments)
	Commercial Banks – 1.3%
$5,000	National Australia Bank	8.000%	9/24/16	A+	$ 5,396,000
1,100	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Ba1	1,022,242
6,100	Total Commercial Banks				6,418,242
	Electric Utilities – 0.7%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	A3	3,234,512
$9,500	Total Corporate Bonds (cost $9,499,958)				9,652,754

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 54.3% (41.5% of Total Investments)
	Capital Markets – 0.4%
2,200	UBS Perferred Funding Trust I	8.622%	10/01/51	BBB-	$ 2,178,656
	Commercial Banks – 26.3%
18,600	AgFirst Farm Credit Bank	8.393%	12/15/16	A	18,367,500
2,400	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,876,272
5,920	Banco Santander Finance	10.500%	9/29/49	A-	6,616,441
2,800	Barclays Bank PLC	6.278%	12/15/34	A-	2,380,000
2,500	BB&T Capital Trust IV	6.820%	6/12/37	A3	2,368,750
2,800	BBVA International Unipersonal	5.919%	4/18/58	A-	2,334,833
1,000	BNP Paribas, 144A	7.195%	12/25/57	A	975,000
408	CBA Capital Trust I, 144A	5.805%	12/30/49	A+	403,893
3,500	Credit Agricole S.A., 144A	8.375%	12/31/49	A-	3,806,250
11,600	Credit Agricole, S.A.	9.750%	12/26/54	A-	12,818,000
850	First Union Capital Trust I, Series A	7.935%	1/15/27	A-	847,733
5,400	First Union Institutional Capital Securities I	8.040%	12/01/26	A-	5,538,110
3,500	Fulton Capital Trust I	6.290%	2/01/36	BBB-	2,203,940
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	15,016,850
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	1,916,528
5,000	Nordea Bank AB	8.375%	3/25/15	A-	5,396,900
500	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A	460,829
13,100	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	16,907,266
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	12,820,675
7,000	Societe Generale	8.750%	10/07/49	BBB+	7,202,608
1,600	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	1,464,803
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,626,056
2,600	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,377,167
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,430,853
1,200	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	1,183,608
	Total Commercial Banks				129,340,865
	Diversified Financial Services – 2.1%
400	Bank One Capital III	8.750%	9/01/30	A2	466,106
2,800	JPM Chase & Company	7.900%	4/30/49	BBB+	2,995,171
4,000	JPM Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,094,880
1,140	JPM Chase Capital XXV	6.800%	10/01/37	A2	1,138,293
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	1,827,000
	Total Diversified Financial Services				10,521,450
	Diversified Telecommunication Services – 3.4%
15	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	16,636,797
	Electric Utilities – 0.5%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,314,344
	Insurance – 16.5%
11,550	AXA S.A., 144A	6.463%	12/14/18	Baa1	10,164,000
3,000	AXA S.A., 144A	6.379%	12/14/36	Baa1	2,640,000
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,142,049
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	3,724,000
5,200	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	5,447,000
4,900	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	5,047,000
10,150	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,564,854
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	882,584
6,500	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	5,638,035
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,142,480
1,000	Progressive Corporation	6.700%	6/15/67	A2	983,246
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,624,000
2,000	Prudential PLC	6.500%	6/29/49	A-	1,815,000
22,000	XL Capital, Limited	6.500%	10/15/57	BBB-	18,919,997
1,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,203,300
	Total Insurance				80,937,545
	Real Estate – 3.3%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	16,322,189
	Road & Rail – 1.5%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	7,399,832
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,700,000
	Total Capital Preferred Securities (cost $281,446,298)				267,351,678

Shares	Description (1)				Value
	Investment Companies – 3.1% (2.4% of Total Investments)
315,548	Blackrock Preferred Income Stategies Fund				$ 3,177,569
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				6,358,083
352,012	John Hancock Preferred Income Fund III				5,684,994
	Total Investment Companies (cost $20,895,950)				15,220,646

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short–Term Investments – 1.1% (0.8% of Total Investments)
$5,419	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $5,418,588, collateralized by $5,555,000 U.S. Treasury Notes, 3.250%, due 3/31/17, value $5,527,225	0.000%	4/01/10		$ 5,418,588
	Total Short–Term Investments (cost $5,418,588)				5,418,588
	Total Investments (cost $666,836,874) – 130.9%				643,782,944
	Borrowings – (31.2)% (3), (4)				(153,375,000)
	Other Assets Less Liabilities – 0.3%				1,565,314
	Net Assets Applicable to Common Shares – 100%				$ 491,973,258

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Securities *	$314,955,893	$298,535,063	$ –	$613,490,956
Corporate Bonds	–	9,652,754	–	9,652,754
Investment Companies	15,220,646	–	–	15,220,646
Short-Term Investments	5,418,588	–	–	5,418,588
Total	$335,595,127	$308,187,817	$ –	$643,782,944

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Corporate Bonds
Balance as of beginning of period	$ 5,125,000
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	271,000
Net purchases at cost (sales at proceeds)	–
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	(5,396,000)
Balance as of end of period	$ –
Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $667,648,667.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 18,243,514
Depreciation	(42,109,237)

Net unrealized appreciation (depreciation) of investments	$(23,865,723)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Borrowings as a percentage of Total Investments is 23.8%.
(4)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2010, investments with a value of $581,517,052 have been pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
SATURNS	Structured Asset Trust Unit Repackaging

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.